EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator for EPS:
Net income (loss)	$ (3,562)	$ (5,329)	$ 806
Denominator for EPS:
Weighted average shares outstanding - basic	8,874,696	8,874,696	8,874,696
Dilutive shares
Weighted average shares outstanding - diluted	8,874,696	8,874,696	8,874,696
EPS:
Basic and diluted	$ (0.4)	$ (0.6)	$ 0.1
Anti-dilutive options excluded from calculation of diluted income (loss) per share	720,000	621,460	482,282